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Clarkston Partners Fund
FUND SUMMARY Clarkston Partners Fund (the "Fund")
Investment Objective
The Fund's investment objective is to achieve long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Clarkston Partners Fund	Founders Class	Institutional Class
Maximum sales charge (Load) imposed on purchases (as a percentage of offering price)	none	none
Maximum deferred sales charge (Load)	none	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Clarkston Partners Fund		Founders Class	Institutional Class
Management Fees		0.80%	0.80%
Distribution and Service (12b-1) Fees		none	none
Total Other Expenses		0.12%	0.27%
Total Annual Fund Operating Expenses	[1]	0.92%	1.07%
Fee Waiver and Expense Reimbursement	[2]	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	0.85%	1.00%
[1]	Expenses have been restated to reflect current fees.
[2]	Clarkston Capital Partners, LLC (the "Adviser") has contractually agreed to limit the amount of the Fund's Total Annual Fund Operating Expenses, exclusive of shareholder service fees, brokerage expenses, interest expenses, acquired fund fees and expenses, taxes and extraordinary expenses, to an annual rate of 0.85% of the Fund's average daily net assets for each of the Founders Class shares and the Institutional Class shares. This agreement is in effect through January 31, 2021. The Adviser may not terminate this agreement prior to this date without the approval of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above (whether through reduction of its management fee or otherwise) only to the extent that the Fund's expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to reimburse any such expenses borne by the Adviser more than three years after the date on which the fee or expense was waived or limited or assumed and paid by the Adviser, as calculated on a monthly basis.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses for the contractual period only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Clarkston Partners Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Founders Class	87	286	502	1,124
Institutional Class	102	333	583	1,298

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. A higher turnover rate may also result in additional income taxes when Fund shares are held in a taxable account. For the fiscal year ended September 30, 2019, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund invests primarily in equity securities of U.S. small and medium market capitalization companies. The Fund's investments in equity securities may include common stock, preferred stock and convertible securities. The Fund may also invest in foreign equity securities through American Depositary Receipts ("ADRs").

The Adviser considers small and medium market capitalization companies to be those companies with market capitalizations below that of the largest company based on market capitalization in the Russell 2500TM Index at the time of initial purchase. As of December 31, 2019, the market capitalization of the largest company based on market capitalization in the Russell 2500TM Index was $19.9 billion. The Fund, however, also invests in equity securities of larger companies. Because small and medium market capitalization companies are defined by reference to an index, the market capitalization of the companies in which the Fund invests may vary with market conditions.

The Fund seeks to achieve long-term capital appreciation while minimizing volatility and risk. To accomplish this goal, the Fund invests in companies the Adviser believes to be of high quality and believes to be undervalued relative to their expected long-term free cash flows. The Adviser refers to this investment philosophy as "Quality Value".

The Adviser defines high-quality companies as those that meet certain financial, business and management criteria, which may vary over time. These criteria include favorable profitability metrics, sustainable competitive advantages and capable management teams.

The Fund is "non-diversified," which means that it may invest a significant portion of its assets in a relatively small number of issuers. From time to time, the Fund may focus its investments in companies in one or more economic sectors. Economic sectors include multiple different industries. The Fund will not invest 25% or more of its assets in any one industry.

Principal Risks of the Fund

As with any mutual fund, there are risks to investing. There is no guarantee that the Fund will meet its investment objective. The following is a description of the principal risks of the Fund, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described herein) which could prevent the Fund from achieving its investment objective.

ADR Risk. The Fund may invest in ADRs, which are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly underlying foreign securities in their national markets and currencies. However, ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Cash Position Risk. The Fund may hold cash or short-term instruments, such as interest-bearing savings accounts or demand deposit accounts at banks and investments in money market accounts. During periods when a Fund maintains exposure to cash or short-term instruments, it may not participate in market movements to the same extent that it would if the Fund was more fully invested in equity securities.

Cash-Sweep Program Risk. The Fund may invest in cash-sweep programs administered by the Fund's custodian or another third party through which the Fund's cash holdings are placed in interest-bearing savings accounts, demand deposit accounts at various banks, or money market instruments. All sweep vehicles, whether or not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), carry certain risks. For example, money market fund sweep vehicles are subject to market risks and are not subject to FDIC protection. Additionally, bank deposit sweep vehicles are subject to bank failure risk, but are eligible for FDIC protection up to a limit of $250,000 per account. The vehicle through which the Fund's cash-sweep program is administered may include bank deposits that are not registered under the 1940 Act, in which case, the Fund, as an investor in the vehicle, would not be entitled to the protections afforded by the 1940 Act.

Equity Securities Risk. The Fund will invest in equity securities. Equity securities (which generally include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities) are generally volatile and riskier than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies. Common stock prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being. Preferred stocks are typically subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income. As well as the risks associated with common stocks, preferred stocks will be subject to greater credit risk than the debt instruments to which they are subordinate. Convertible stock is subject to the risks of both debt securities and equity securities. The value of convertible stock tends to decline as interest rates rise and, due to the conversion feature, to vary with fluctuations in the market value of the underlying equity security.

Financial Services Sector Risk. When a substantial portion of the Fund's assets are invested in the financial services sector, the Fund is susceptible to adverse economic or regulatory occurrences affecting that sector. Financial services companies are subject to extensive government regulation and are disproportionately affected by unstable interest rates, each of which could adversely affect the profitability of such companies. Financial services companies also may have concentrated portfolios, which makes them especially vulnerable to unstable economic conditions.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Non-Diversification Risk. The Fund is classified as a "non-diversified" investment company under the 1940 Act, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a "diversified fund". To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Sector Focus Risk. The Fund may invest a substantial portion of its assets within one or more economic sectors. To the extent the Fund focuses in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund's investments. Additionally, the Fund's performance may be more volatile when the Fund's investments are focused in a particular sector. The Fund may tend to be more heavily weighted in companies in the producer durables sector. Producer durables companies are subject to certain risks, including the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends.

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large-capitalization companies by changes in earnings results, business prospects, investor expectations or poor economic or market conditions.

It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that investors may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The performance table compares the average annual returns of the Fund's Institutional Class to a broad-based securities market index for the periods indicated. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund's website at www.clarkstonfunds.com or by calling 1-844-680-6562.

Annual Total Returns (For the Calendar Year ended 12/31) – Institutional Class Shares

Best Quarter – March 31, 2019	10.72%
Worst Quarter – December 31, 2018	(10.74)%

Average Annual Total Returns (for the periods ended December 31, 2019)
Average Annual Total Returns - Clarkston Partners Fund		1 Year	Since Inception	Inception Date
Founders Class		24.10%	10.09%	Sep. 15, 2015
Institutional Class		23.94%	9.95%	Sep. 15, 2015
Institutional Class | After Taxes on Distributions		22.87%	9.16%	Sep. 15, 2015
Institutional Class | After Taxes on Distributions and Sales		14.95%	7.75%	Sep. 15, 2015
Russell 2500TM Index TR (reflects no deduction for fees, expenses or taxes)	[1]	27.77%	10.74%	Sep. 15, 2015
[1]	The Russell 2500TM Index TR measures the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as "smid" cap. The Russell 2500 TM Index TR is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2500 TM Index TR is constructed to provide a comprehensive and unbiased barometer for the small- to mid-cap segment.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA. After-tax returns are only shown for the Institutional Class shares of the Fund. After-tax returns for the Founders Class shares will vary from those shown for the Institutional Class shares due to varying expenses among the classes.